UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Telemark Asset Management, LLC
Address:  One International Place, Suite 2401
          Boston, Massachusetts 02110

13 File Number: 028-12649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian C. Miley
Title:    Chief Financial Officer
Phone:    (617) 526-8910

Signature, Place and Date of Signing
/s/ Brian C. Miley      Boston, Massachusetts      May 11, 2011
------------------      ---------------------      ------------
[Signature]             [City, State]              [Date]
Brian C. Miley, Chief
Financial Officer

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        32 Data Records

Form 13F Information Table Value Total:  $254,417 (thousands)

Telemark Fund, LP
3/31/2011

                             Title of              Value   SHRS or PRN SH/  PUT/ Investment   Other          Voting Authority
           Name of Issuer     Class     CUSIP    (x$1,000)   Amount    PRN  CALL Discretion  Managers    Sole     Shared     None
ACCRETIVE HEALTH             Equity   00438V103   $ 10,410    375,000  SH          SOLE                  375,000
AGNICO EAGLE                 Equity   008474108   $  1,991     30,000  SH          SOLE                   30,000
AMAZON COM                   Equity   023135106   $ 18,013    100,000  SH          SOLE                  100,000
APPLE                        Equity   037833100   $ 12,198     35,000  SH          SOLE                   35,000
ARM HOLDINGS                 Equity   042068106   $ 25,353    900,000  SH          SOLE                  900,000
ARM HOLDINGS PLC             Equity   G0483X122   $  9,216  1,000,000  SH          SOLE                1,000,000
ASSISTED LIVING
  CONCEPTS CL A              Equity   04544X300   $  6,654    170,000  SH          SOLE                  170,000
BARRICK GOLD                 Equity   067901108   $ 14,016    270,000  SH          SOLE                  270,000
CDN NATURAL RESOURCE         Equity   136385101   $ 14,829    300,000  SH          SOLE                  300,000
CEPHEID ORD                  Equity   15670R107   $  3,643    130,000  SH          SOLE                  130,000
CHECK POINT SOFTWARE
  TECHNOLOGIES               Equity   M22465104   $  3,063     60,000  SH          SOLE                   60,000
CLEAN HARBORS                Equity   184496107   $  3,946     40,000  SH          SOLE                   40,000
COHERENT                     Equity   192479103   $  2,906     50,000  SH          SOLE                   50,000
ELDORADO GOLD                Equity   284902103   $  9,756    600,000  SH          SOLE                  600,000
EOG RESOURCES                Equity   26875P101   $ 24,887    210,000  SH          SOLE                  210,000
EXXON MOBIL                  Equity   30231G102   $  8,413    100,000  SH          SOLE                  100,000
FRANCO NEVADA                Equity   351858105   $  9,556    260,600  SH          SOLE                  260,600
GOLAR LNG                    Equity   G9456A100   $  5,116    200,000  SH          SOLE                  200,000
GOLDCORP                     Equity   380956409   $ 14,940    300,000  SH          SOLE                  300,000
HEARTLAND EXPRESS            Equity   422347104   $  2,631    150,000  SH          SOLE                  150,000
HECLA MINING                 Equity   422704106   $  2,724    300,000  SH          SOLE                  300,000
HMS HOLDINGS                 Equity   40425J101   $  4,093     50,000  SH          SOLE                   50,000
II VI                        Equity   902104108   $  1,493     30,000  SH          SOLE                   30,000
JB HUNT TRANSPORT SERVICES   Equity   445658107   $  3,179     70,000  SH          SOLE                   70,000
LAM RESEARCH                 Equity   512807108   $  2,833     50,000  SH          SOLE                   50,000
ORACLE                       Equity   68389X105   $ 10,030    300,000  SH          SOLE                  300,000
PREMIER GOLD MINES           Equity   74051D104   $    721    100,000  SH          SOLE                  100,000
PURE TECHNOLOGIES            Equity   745915108   $  1,720    350,000  SH          SOLE                  350,000
ROYAL GOLD                   Equity   780287108   $  6,288    120,000  SH          SOLE                  120,000
SPDR GOLD TRUST GOLD
  SHARES NPV                 Equity   78463V107   $ 16,783    120,000  SH          SOLE                  120,000
WALT DISNEY                  Equity   254687106   $  2,155     50,000  SH          SOLE                   50,000
WASTE CONNECTION             Equity   941053100   $    864     30,000  SH          SOLE                   30,000